Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Beginning balance	$ 985,375	$ 596,963	$ 61,319
Provision for credit losses	1,000,344	1,134,518	614,684
Loans charged off	(982,920)	(746,106)	(79,040)
Ending balance	1,002,799	985,375	596,963
Individually
Collectively	$ 1,002,799	$ 985,375	$ 596,963